ACCOUNTS RECEIVABLE, NET	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of August 31, 2025	As of February 28, 2025
	$’000	$’000

Accounts receivable
– third parties	2,073	1,586
– related parties	*	*

	2,073	1,586

*	Denotes amount less than $1,000.

For the six months ended August 31, 2025 and 2024, the Company made no allowance for expected credit loss and charged to the consolidated statements of operations. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for expected credit loss, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

As of August 31, 2025 and February 28, 2025, no outstanding accounts are 90 days past due.

NOTE－4 ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of February 28, 2025	As of February 29, 2024
	$’000	$’000

Accounts receivable
– third parties	1,586	1,682
– related parties	*	25

	1,586	1,707

*	Denotes amount less than $1,000.

For the financial years ended February 28, 2025 and February 29, 2024, the Company did not record any allowance for expected credit loss in the consolidated statements of operations. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for expected credit loss, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable are written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.

As of February 28, 2025 and February 29, 2024, no outstanding accounts are 90 days past due.